Commitments and Contingencies - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 05, 2021	Sep. 30, 2023	Dec. 31, 2022	Feb. 27, 2023	Jan. 27, 2021
Number of days after the completion of the business combination		45 days	30 days
Deferred underwriting fee payable, per unit		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 10,830,775	$ 10,830,775
Stock repurchased and retired during period, shares	3,554,928
Consulting Agreement [Member]
Consultant Fee					$ 2,000,000
Consulting Agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Professional fees payable		$ 2,000,000	2,000,000
Business Combination Expense Reimbursement Agreement [Member]
Bad debt written off			$ 517,430
Capital Market Advisory Agreement [Member]
Transaction fee payable minimum				$ 2,000,000
Additional transaction fee payable as a percentage of amount raised from investors				4.00%
Over-Allotment Option [Member]
Option vesting period		30 days	45 days
Stock issued during period	945,072	4,500,000	4,500,000